Trade accounts and other accounts payable	12 Months Ended
Dec. 31, 2019
Trade accounts and other accounts payable
Trade accounts and other accounts payable

(19) Trade accounts and other accounts payable

	December 31,
	2019	2018	2017
Trade payables	$3,972,460	3,996,014	3,684,220
Sundry creditors and expenses payable	518,711	597,330	479,223
Provisions	64,154	103,494	103,474
Statutory employee profit sharing	86,710	68,432	42,940
Retained payroll taxes and other local taxes	275,214	259,828	241,739
Direct employee benefits	213,345	160,431	171,784
Interest payable	28,060	10,728	16,904
Others	173	90	82
	$5,158,827	5,196,347	4,740,366

Note 8 discloses the Company’s exposure to the exchange and liquidity risks related to trade accounts payable and other accounts payable.

In December 2009, the National Water Commission (CNA, for its Spanish acronym) imposed credits and fines to the Company for supposed infractions made by the Company in water administration for exploitation of livestock. The Company has recognized a provision for the amount that it expects to be probable to pay.

Bachoco USA, LLC. is involved in claims with the United States of America Department of Labor and the Unites State Immigration and Customs Enforcement, and various other matters related to its business, including workers’ payment claims and environmental issues. As of December 31, 2019 the Company has not recorded any provisions, during 2018 and 2017, the Company has recorded provisions of $39,340  (2,000 thousand dollars) and $39,320  (2,000 thousand dollars) for estimated probable payments.